UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
December 31, 2022
Mid-Cap Growth Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Mid-Cap Growth Portfolio
HIGHLIGHTS
The Mid-Cap Growth Portfolio declined but outperformed the Russell Midcap Growth Index and its Lipper peer group index for the 12 months ended December 31, 2022.
On a relative basis, the health care and information technology sectors added the most value, while an underweight in energy detracted from performance.
We used volatility in the market to add or increase positions in durable growth companies, remaining disciplined in our focus on the long term while the market fixated on short-term swings.
While we can’t predict where the bear market will bottom, we can take advantage of the prospects afforded by extreme market volatility and uncertainty by seeking to position the portfolio favorably for the other side while adhering to our long-term investment process, which has been implemented through multiple, diverse market environments.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Mid-Cap Growth Portfolio
Market Commentary

Dear Investor
Nearly all major global stock and bond indexes fell sharply in
2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and
corporate earnings growth.
Double-digit losses were common in equity markets around
the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable
margin as equity investors turned risk averse and as rising
rates put downward pressure on growth stock valuations.
Emerging markets stocks generally underperformed shares in
developed markets. Meanwhile, the U.S. dollar strengthened
versus most currencies during the period, which weighed on
returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot,
gaining more than 60% as oil prices jumped in response to
Russia’s invasion of Ukraine and concerns over commodity
supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors
throughout the period, although there were signs that price
increases were moderating by year-end. November’s consumer
price index data showed headline inflation rising 7.1% on a
12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central
banks tightened monetary policy, and investors focused on
communications from central bank officials on how high
rates would have to go. The Fed, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25%
to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury
yield curve as the Fed tightened monetary policy, with the
yield on the benchmark 10-year U.S. Treasury note climbing
from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred
during the period as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering
its worst year on record. (Bond prices and yields move in
opposite directions.)
As the period came to an end, the economic backdrop
appeared mixed. Although manufacturing gauges have drifted
toward contraction levels, the U.S. jobs market remained
resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid
rising mortgage rates.
The past year has been a trying time for investors as few
sectors remained untouched by the broad headwinds that
markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth.
However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in
most global equity markets have improved markedly, although
U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most
attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Mid-Cap Growth Portfolio
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital appreciation by
investing in mid-cap stocks with potential for above-average earnings growth.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Mid-Cap Growth Portfolio returned -22.58% for the 12
months ended December 31, 2022. The fund outperformed the
Russell Midcap Growth Index, which returned -26.72%, and
the Lipper Variable Annuity Underlying Mid-Cap Growth
Funds Average, which returned -28.29%. (Returns for the
Mid-Cap Growth Portfolio–II slightly varied due to its
different fee structure. Past performance cannot guarantee
future results .)
What factors influenced the fund’s performance?
The challenges discussed in our semiannual letter persisted in the latter half of the year; indeed, 2022 marked the worst year for equities since the 2008 global financial crisis. Growth
stocks were especially pressured in a rising interest rate
environment. Although returns were disappointing on an
absolute basis, our valuation-conscious approach afforded
downside protection. Relative outperformance was supported
by our holdings in health care and information technology,
while an underweight allocation to energy detracted.
Stock selection in health care contributed the most to relative results. Shares of medical technology company Hologic, our
largest holding, declined modestly but significantly outpaced its industry and the broader sector. COVID-19 testing sales
exceeded guidance as global demand continued. While testing
may be on the downswing, we believe that the pandemic has
accelerated the placement of Hologic's diagnostic testing
machines in many medical facilities, enabling the processing of the company's other diagnostic offerings as well. Additionally, we believe the market is overlooking the strength of Hologic's core women's health business, which we expect to remain a
meaningful driver of future growth. Strong underlying trends lifted shares of Acadia Healthcare, an operator of behavioral health care inpatient and outpatient facilities, an area
experiencing high demand as demonstrated by the company’s
recent increase to its long-term growth targets.
Our holdings in information technology also added value due
to both our stock choices and an underweight allocation. Less exposure to the highflying software stocks that were hit
particularly hard during the year proved beneficial. We favor companies in the semiconductor industry, which features more profitable and reasonably valued businesses compared with
software, and two semiconductor names were top relative
performers in the sector. Shares of KLA, a capital equipment company that provides process control systems for the
semiconductor industry, held up better than industry peers.
The company executed well during the year, despite supply
chain and pandemic-related headwinds. We favor KLA for its
dominant position in process control, one of the more
attractive verticals of wafer fab equipment. We think KLA is well positioned to benefit from slowing productivity in the
semiconductor industry, which is driving higher investments
in areas that can offer more innovation and competitive
advantage. Microchip Technology limited annual losses with
strong results in the most recent quarter driven by solid
growth in microcontrollers and a favorable portfolio mix. A
strong guide for December, along with a positive preview for the first quarter of 2023, further lifted investor sentiment. We like the company’s improved balance sheet, which should
enable it to return significant capital to shareholders in the form of dividends and share buybacks.
On the negative side, less exposure to energy detracted from relative results. Energy stocks produced extraordinary gains, surging with oil and natural gas prices during the year, as
many nations sanctioned Russia and made efforts to reduce
reliance on Russian energy exports because of its invasion of
Ukraine. Many major energy producers continued to focus on
profitability versus growth to the detriment of the supply
growth that would ease commodity pricing.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Mid-Cap Growth Portfolio 3.84% -22.58%
Mid-Cap Growth Portfolio–II 3.73 -22.75
Russell Midcap Growth Index 6.20 -26.72
Lipper Variable Annuity
Underlying Mid-Cap Growth
Funds Average 3.69 -28.29

T. ROWE PRICE Mid-Cap Growth Portfolio

How is the fund positioned?
We used volatility in the market to add or increase positions in durable growth companies, remaining disciplined in our focus on the long term while the market fixated on short‐term
swings. At the margin, we are eliminating lower-conviction
ideas and positioning the portfolio with companies we want to own coming out of the bear market. While there were no large thematic shifts in the portfolio during the period, we did take the opportunity to narrow our underweight to the energy
sector, an area that has become more relevant in our
investment universe this year. Our largest sector decrease, on the other hand, was to consumer discretionary, an area
especially hampered by inflation and expectations of a
recession, although the allocation edged up in the latter half of the year. While our overall information technology allocation remained fairly static, we took advantage of pricing
dislocations in software to upgrade to higher-conviction
names.
We added exposure to energy via names in oil, gas, and
consumable fuels that we believe to be quality companies with attractive acreage. We discussed Pioneer Natural Resources
and Cheniere Energy in our June 30 letter; we increased
exposure to both names in the latter half of the year. Another stock in which we initiated a position in 2022 was Coterra
Energy, a holding we view favorably due to our constructive
long-term natural gas outlook.
We were net sellers in consumer discretionary, eliminating
Terminix following the announcement of its acquisition,
trimming Dollar General on valuation considerations
following strong share price appreciation, and reducing
Chipotle Mexican Grill on our expectation that the company’s more aggressive price increases relative to competitors may
contribute to an additional decline in traffic in the near term and pressure future earnings. We also found attractive
opportunities to increase certain holdings. We added shares of casino operator MGM Resorts International. A strong Las
Vegas backdrop and the reopening of casinos in China should
support upside from current valuations, in our view. We also like the company’s emerging position as a leading online
gaming brand. We increased our stake in off-price retailer
Burlington Stores. We believe the company has turned a corner following execution missteps and macroeconomic headwinds.
Strong closeout buys, better merchandising, and a trade-down environment should support solid performance for the
business in the year ahead.
In information technology, we have been modestly leaning
into attractive software names as valuations have begun to fall following the end of historically low interest rates. Two notable additions were Crowdstrike Holdings and Fair Isaac. We
opportunistically purchased shares of cybersecurity products and services provider Crowdstrike Holdings. We like the
company’s leading position in an underserved end market that is growing in secular importance. Fair Isaac is primarily
known for its FICO credit score, but it also has a large software business used for targeting and acquiring customers, reducing fraud and credit losses, enabling compliance, lowering
operating expenses, and entering new markets. A ruling from
the Federal Housing Finance Authority regarding the use of
Fair Isaac’s credit score in mortgage lending decisions removed an overhang for the stock. We like the company’s pricing
power and underappreciated software platform.
What is portfolio management’s outlook?
Heading into 2023, capital markets appear to have priced in a significant global economic slowdown. The adjustment period
from millennium-low interest rates that precipitated bubble
conditions in parts of the stock market is likely not entirely over, but we believe a lot of the damage has occurred. While we can’t predict where the bear market will bottom, we can
take advantage of the prospects afforded by extreme market
volatility and uncertainty by seeking to position the portfolio favorably for the other side. Homogeneous market reactions
create compelling opportunities to add value, in our view. We are focused on selectively adding to two types of companies:
newly public names capable of becoming winners over the
long term and durable growers that have become less
expensive in the market downturn. While we’re taking into
account the unique circumstances of the moment, our
philosophy, which has been implemented through multiple,
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/22 12/31/22
Health Care 27.0% 24.9%
Information Technology 20.7  20.5
Industrials and Business Services 16.7  17.0
Consumer Discretionary 12.7  13.4
Financials 5.9  6.4
Materials 6.3  5.6
Energy 1.7  3.0
Communication Services 2.1  2.7
Consumer Staples 2.4  2.4
Utilities 0.0  0.0
Real Estate 0.0  0.0
Other and Reserves 4.5  4.1
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.

T. ROWE PRICE Mid-Cap Growth Portfolio

diverse market environments, remains intact. Our focus
remains on owning quality companies with durable growth
prospects and prudent balance sheets. We pay careful attention to risk and valuation relative to growth prospects and believe that this disciplined approach will continue to serve clients well over the long term.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Mid-Cap Growth Portfolio

RISKS OF INVESTING IN THE FUND
PRINCIPAL RISKS
As with any fund, there is no guarantee that the fund will
achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The
principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:
Market conditions . The value of the fund’s investments may
decrease, sometimes rapidly or unexpectedly, due to factors
affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions,
inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause
instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may
affect certain geographic regions, countries, sectors, and
industries more significantly than others. These adverse
developments may cause broad declines in market value due to short-term market movements or for significantly longer
periods during more prolonged market downturns.
Mid-cap stocks . Investments in securities issued by mid-cap companies are likely to be more volatile than investments in securities issued by larger companies. Medium-sized
companies may have less experienced management, narrower
product lines, and less capital reserves and liquidity than larger companies and are therefore more sensitive to economic,
market, and industry changes.
Growth investing . The fund’s growth approach to investing
could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more
volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: London Stock Exchange Group plc and its group
undertakings (collectively, the “LSE Group”). © LSE Group
2023. FTSE Russell is a trading name of certain of the LSE
Group companies.  “Russell
®
” is/are a trademark(s) of the
relevant LSE Group companies and is/are used by any other
LSE Group company under license. All rights in the FTSE
Russell indexes or data vest in the relevant LSE Group
company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further
distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent.
The LSE Group does not promote, sponsor or endorse the
content of this communication. The LSE Group is not
responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/22
Hologic 3.1%
Microchip Technology 2.9
Agilent Technologies 2.5
Textron 2.4
Teleflex 2.4
Ingersoll Rand 2.3
Burlington Stores 2.0
Bruker 1.7
Marvell Technology 1.7
Keysight Technologies 1.6
JB Hunt Transport Services 1.6
Hilton Worldwide Holdings 1.5
KLA 1.5
Cooper 1.4
Fortinet 1.4
Equifax 1.4
Fortive 1.4
Ball 1.4
Alnylam Pharmaceuticals 1.4
Avantor 1.4
Dollar General 1.3
MGM Resorts International 1.3
Avery Dennison 1.2
Synopsys 1.2
Acadia Healthcare 1.2
Total 43.2%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Mid-Cap Growth Portfolio

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception
(for portfolios lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from portfolio returns as well as mutual fund averages and indexes.
MID-CAP GROWTH PORTFOLIO
Note: Performance for the II Class shares will vary due to their differing fee structure. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1)
transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. Please note that the fund has two classes of shares: the original share class and the II Class. The II Class shares are sold through financial intermediaries, which are compensated for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Mid-Cap Growth Portfolio -22.58% 7.20% 11.95%
Mid-Cap Growth Portfolio–II -22.75 6.94 11.68
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a T. Rowe Price representative at 1-800-469-6587 (financial advisors, or customers who have an advisor, should call 1-800-638-8790). Returns do not reflect taxes that the shareholder may pay on distributions or the redemption of shares. Total returns do not include charges imposed by your insurance company's separate account. If these had been included, performance would have been lower.
This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. When assessing performance, investors should consider both short- and long-
term returns.

T. ROWE PRICE Mid-Cap Growth Portfolio

MID-CAP GROWTH PORTFOLIO
Beginning
Account
Value
7/1/22
Ending
Account
Value
12/31/22
Expenses
Paid During
Period*
7/1/22 to
12/31/22
Mid-Cap Growth Portfolio
Actual $1,000.00 $1,038.40 $4.32
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,020.97   4.28
Mid-Cap Growth Portfolio – II
Actual   1,000.00   1,037.30   5.60
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,019.71   5.55
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Mid-Cap Growth
Portfolio was 0.84% and the
2
Mid-Cap Growth Portfolio – II was 1.09%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Mid-Cap Growth Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Mid-Cap Growth Portfolio Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 34.47 $ 33.47 $ 28.88 $ 23.70 $ 28.25
Investment activities
Net investment income (loss)
(1)(2)
(0.05) (0.14) (0.05) 0.03 0.01
Net realized and unrealized gain/loss (7.74) 4.98 6.92 7.36 (0.54)
Total from investment activities (7.79) 4.84 6.87 7.39 (0.53)
Distributions
Net investment income – – – (0.04) –
Net realized gain (0.83) (3.84) (2.28) (2.17) (4.02)
Total distributions (0.83) (3.84) (2.28) (2.21) (4.02)
NET ASSET VALUE
End of period $ 25.85 $ 34.47 $ 33.47 $ 28.88 $ 23.70
Ratios/Supplemental Data
Total return
(2)(3)
(22.58)% 14.85% 23.80% 31.29% (2.03)%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates
(4)
0.85% 0.85% 0.85% 0.85% 0.85%
Net expenses after waivers/payments by Price
Associates 0.84% 0.84% 0.84% 0.84% 0.85%
Net investment income (loss) (0.18)% (0.39)% (0.18)% 0.12% 0.05%
Portfolio turnover rate 22.3% 18.8% 26.1% 22.1% 24.6%
Net assets, end of period (in thousands) $ 422,825 $ 576,739 $ 536,629 $ 474,038 $ 379,884
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
See Note 6. Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE Mid-Cap Growth Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Mid-Cap Growth Portfolio - II Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 32.32 $ 31.63 $ 27.41 $ 22.58 $ 27.11
Investment activities
Net investment loss
(1)(2)
(0.11) (0.22) (0.12) (0.03) (0.06)
Net realized and unrealized gain/loss (7.25) 4.70 6.55 7.00 (0.52)
Total from investment activities (7.36) 4.48 6.43 6.97 (0.58)
Distributions
Net realized gain (0.83) (3.79) (2.21) (2.14) (3.95)
NET ASSET VALUE
End of period $ 24.13 $ 32.32 $ 31.63 $ 27.41 $ 22.58
Ratios/Supplemental Data
Total return
(2)(3)
(22.75)% 14.57% 23.47% 30.98% (2.30)%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates
(4)
1.10% 1.10% 1.10% 1.10% 1.10%
Net expenses after waivers/payments by Price
Associates 1.09% 1.09% 1.09% 1.09% 1.10%
Net investment loss (0.44)% (0.64)% (0.43)% (0.13)% (0.20)%
Portfolio turnover rate 22.3% 18.8% 26.1% 22.1% 24.6%
Net assets, end of period (in thousands) $ 50,985 $ 71,773 $ 61,897 $ 56,450 $ 44,782
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
See Note 6. Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.

T. ROWE PRICE Mid-Cap Growth Portfolio
December 31, 2022

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.4%
COMMUNICATION SERVICES 2.7%
Entertainment 1.4%
Liberty Media-Liberty Formula One,
Class C  (1) 81,400 4,866
Spotify Technology  (1) 23,200 1,832
6,698
Interactive Media & Services 0.2%
Match Group  (1) 21,400 888
888
Media 1.1%
Trade Desk, Class A  (1) 113,700 5,097
5,097
Total Communication Services 12,683
CONSUMER
DISCRETIONARY 13.4%
Auto Components 0.1%
Mobileye Global, Class A  (1) 8,474 297
297
Automobiles 0.2%
Rivian Automotive, Class A  (1) 38,614 712
712
Diversified Consumer Services 0.6%
Bright Horizons Family Solutions  (1) 29,100 1,836
Clear Secure, Class A  28,903 793
2,629
Hotels, Restaurants & Leisure 5.1%
Chipotle Mexican Grill  (1) 1,700 2,359
Domino's Pizza  12,900 4,469
Hilton Worldwide Holdings  57,800 7,304
MGM Resorts International  180,831 6,063
Vail Resorts  9,500 2,264
Yum! Brands  12,900 1,652
24,111
Multiline Retail 2.3%
Dollar General  25,100 6,181
Dollar Tree  (1) 34,749 4,915
11,096
Specialty Retail 4.8%
Bath & Body Works  69,000 2,908
Burlington Stores  (1) 47,500 9,631
Five Below  (1) 19,100 3,378
O'Reilly Automotive  (1) 5,100 4,304
Ross Stores  22,500 2,612
22,833
Textiles, Apparel & Luxury
Goods 0.3%
Lululemon Athletica  (1) 3,200 1,025
On Holding, Class A  (1) 25,700 441
1,466
Total Consumer Discretionary 63,144
Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 2.3%
Beverages 0.4%
Boston Beer, Class A  (1) 6,235 2,055
2,055
Food & Staples Retailing 1.0%
Casey's General Stores  21,500 4,823
4,823
Food Products 0.5%
TreeHouse Foods  (1) 47,462 2,344
2,344
Household Products 0.4%
Reynolds Consumer Products  68,400 2,051
2,051
Total Consumer Staples 11,273
ENERGY 3.1%
Oil, Gas & Consumable Fuels 3.1%
Cheniere Energy  20,800 3,119
Coterra Energy  76,600 1,882
Devon Energy  25,890 1,592
Pioneer Natural Resources  24,122 5,509
Venture Global LNG, Series B,
Acquisition Date: 3/8/18, Cost $60  (1)
(2)(3) 20 296
Venture Global LNG, Series C,
Acquisition Date: 10/16/17 - 3/8/18,
Cost $512  (1)(2)(3) 139 2,057
Total Energy 14,455
FINANCIALS 6.3%
Capital Markets 4.4%
Cboe Global Markets  12,100 1,518
Intercontinental Exchange  34,600 3,549
KKR  112,600 5,227
MarketAxess Holdings  17,300 4,825
Raymond James Financial  17,200 1,838
Tradeweb Markets, Class A  62,400 4,052
21,009
Insurance 1.9%
Assurant  38,100 4,765
Axis Capital Holdings  61,500 3,331
Kemper  20,600 1,014
9,110
Total Financials 30,119
HEALTH CARE 24.8%
Biotechnology 4.7%
Alnylam Pharmaceuticals  (1) 27,400 6,511
Apellis Pharmaceuticals  (1) 17,264 893
Argenx, ADR  (1) 6,019 2,280
Ascendis Pharma, ADR  (1) 10,300 1,258
CRISPR Therapeutics  (1) 16,357 665
Exact Sciences  (1) 25,000 1,238
Horizon Therapeutics  (1) 34,700 3,949
Ionis Pharmaceuticals  (1) 72,900 2,753
Karuna Therapeutics  (1) 4,263 838

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Seagen  (1) 13,900 1,786
22,171
Health Care Equipment &
Supplies 9.7%
Alcon  54,400 3,729
Cooper  20,500 6,779
DENTSPLY SIRONA  43,000 1,369
Enovis  (1) 51,224 2,742
Hologic  (1) 198,700 14,865
ICU Medical  (1) 14,800 2,331
QuidelOrtho  (1) 34,333 2,941
Teleflex  44,872 11,201
45,957
Health Care Providers &
Services 1.9%
Acadia Healthcare  (1) 68,900 5,672
agilon health  (1) 22,974 371
Molina Healthcare  (1) 8,700 2,873
8,916
Health Care Technology 1.4%
Doximity, Class A  (1) 34,100 1,144
Veeva Systems, Class A  (1) 34,644 5,591
6,735
Life Sciences Tools & Services 6.3%
Agilent Technologies  79,700 11,927
Avantor  (1) 306,800 6,470
Bruker  118,300 8,086
West Pharmaceutical Services  13,945 3,282
29,765
Pharmaceuticals 0.8%
Catalent (1) 89,081 4,010
4,010
Total Health Care 117,554
INDUSTRIALS & BUSINESS
SERVICES 17.0%
Aerospace & Defense 2.8%
BWX Technologies  30,000 1,742
Textron  159,600 11,300
13,042
Airlines 1.1%
Southwest Airlines  (1) 155,500 5,236
5,236
Commercial Services &
Supplies 0.4%
Waste Connections  13,800 1,829
1,829
Electrical Equipment 0.2%
Shoals Technologies Group, Class
A  (1) 42,900 1,058
1,058
Industrial Conglomerates 1.0%
Roper Technologies  11,200 4,839
4,839
Shares $ Value
(Cost and value in $000s)
‡
Machinery 5.0%
Esab  54,052 2,536
Fortive  103,200 6,631
IDEX  17,300 3,950
Ingersoll Rand  206,000 10,763
23,880
Professional Services 4.4%
CoStar Group  (1) 63,934 4,941
Equifax  34,600 6,725
Leidos Holdings  12,900 1,357
TransUnion  60,700 3,445
Verisk Analytics  24,100 4,251
20,719
Road & Rail 1.6%
JB Hunt Transport Services  43,400 7,567
7,567
Trading Companies &
Distributors 0.5%
United Rentals  (1) 6,800 2,417
2,417
Total Industrials & Business Services 80,587
INFORMATION
TECHNOLOGY 20.4%
Electronic Equipment, Instruments
& Components 3.8%
Amphenol, Class A  47,300 3,601
Cognex  42,600 2,007
Corning  42,900 1,370
Keysight Technologies  (1) 44,600 7,630
Littelfuse  3,600 793
National Instruments  68,600 2,531
17,932
IT Services 1.9%
Broadridge Financial Solutions  18,900 2,535
FleetCor Technologies  (1) 30,100 5,529
MongoDB  (1) 4,300 846
8,910
Semiconductors & Semiconductor
Equipment 6.7%
KLA  18,934 7,139
Lattice Semiconductor  (1) 41,200 2,673
Marvell Technology  211,971 7,851
Microchip Technology  193,300 13,579
NXP Semiconductors  4,300 680
31,922
Software 8.0%
Atlassian, Class A  (1) 13,800 1,776
Bill.com Holdings  (1) 12,900 1,406
Black Knight  (1) 66,435 4,102
CCC Intelligent Solutions Holdings  (1) 254,798 2,217
Confluent, Class A  (1) 17,200 382
Crowdstrike Holdings, Class A  (1) 31,912 3,360
Fair Isaac  (1) 7,700 4,609
Fortinet  (1) 138,100 6,752

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
HashiCorp, Class A  (1) 8,600 235
Palo Alto Networks  (1) 5,200 726
Paylocity Holding  (1) 14,600 2,836
PTC  (1) 30,100 3,613
Synopsys  (1) 18,372 5,866
37,880
Total Information Technology 96,644
MATERIALS 5.4%
Chemicals 0.7%
RPM International  34,600 3,372
3,372
Construction Materials 1.1%
Martin Marietta Materials  14,989 5,066
5,066
Containers & Packaging 3.6%
Avery Dennison  32,600 5,901
Ball  129,069 6,600
Sealed Air  91,900 4,584
17,085
Total Materials 25,523
Total Common Stocks (Cost
$308,790) 451,982
CONVERTIBLE PREFERRED STOCKS 0.5%
CONSUMER DISCRETIONARY 0.1%
Internet & Direct Marketing
Retail 0.1%
Maplebear DBA Instacart, Series
E, Acquisition Date: 11/19/21,
Cost $975  (1)(2)(3) 8,106 393
Maplebear DBA Instacart, Series
I, Acquisition Date: 2/26/21,
Cost $146  (1)(2)(3) 1,170 57
Total Consumer Discretionary 450
Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $426  (1)(2)(3) 52,622 346
Total Health Care 346
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series H, Acquisition Date:
8/31/21, Cost $302  (1)(2)(3) 4,103 246
Nuro, Series D, Acquisition Date:
10/29/21, Cost $293  (1)(2)(3) 14,070 195
Total Information Technology 441
MATERIALS 0.2%
Chemicals 0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $316  (1)(2)(3) 6,674 521
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $595  (1)(2)(3) 14,417 449
Total Materials 970
Total Convertible Preferred Stocks
(Cost $3,053) 2,207
SHORT-TERM INVESTMENTS 4.2%
Money Market Funds 4.2%
T. Rowe Price Treasury Reserve Fund,
4.27%  (4)(5) 19,971,786 19,972
Total Short-Term Investments (Cost
$19,972) 19,972
Total Investments in Securities
100.1% of Net Assets
(Cost $331,815) $ 474,161
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $4,560 and represents 1.0% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 4.27% $ —# $ — $ 366+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Treasury Reserve
Fund, 4.27% $ 20,589  ¤   ¤ $ 19,972^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $366 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $19,972.

T. ROWE PRICE Mid-Cap Growth Portfolio
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $331,815) $ 474,161
Dividends receivable 116
Receivable for shares sold 20
Other assets 14
Total assets 474,311
Liabilities
Investment management and administrative fees payable 390
Payable for shares redeemed 101
Other liabilities 10
Total liabilities 501
NET ASSETS $ 473,810
Net Assets Consist of:
Total distributable earnings (loss) $ 144,703
Paid-in capital applicable to 18,469,062 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 329,107
NET ASSETS $ 473,810
NET ASSET VALUE PER SHARE
Mid-Cap Growth Portfolio Class
($422,824,855 / 16,356,108 shares outstanding) $ 25.85
Mid-Cap Growth Portfolio - II Class
($50,984,808 / 2,112,954 shares outstanding) $ 24.13

T. ROWE PRICE Mid-Cap Growth Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Investment Income (Loss)
Dividend income (net of foreign taxes of $5) $ 3,341
.... ... ...
Expenses
Investment management and administrative expense 4,336
Rule 12b-1 fees - Mid-Cap Growth Portfolio - II Class 139
Waived / paid by Price Associates (51)
Net expenses 4,424
Net investment loss (1,083)
Realized and Unrealized Gain / Loss –
Net realized gain on securities 11,022
Change in net unrealized loss on securities (155,119)
Net realized and unrealized gain / loss (144,097)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (145,180)

T. ROWE PRICE Mid-Cap Growth Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (1,083) $ (2,622)
Net realized gain 11,022 58,353
Change in net unrealized gain / loss (155,119) 30,887
Increase (decrease) in net assets from operations (145,180) 86,618
Distributions to shareholders
Net earnings
Mid-Cap Growth Portfolio Class (13,209) (57,795)
Mid-Cap Growth Portfolio - II Class (1,702) (7,552)
Decrease in net assets from distributions (14,911) (65,347)
Capital share transactions
*
Shares sold
Mid-Cap Growth Portfolio Class 19,382 22,256
Mid-Cap Growth Portfolio - II Class 10,507 14,691
Distributions reinvested
Mid-Cap Growth Portfolio Class 13,209 57,795
Mid-Cap Growth Portfolio - II Class 1,702 7,552
Shares redeemed
Mid-Cap Growth Portfolio Class (44,176) (59,877)
Mid-Cap Growth Portfolio - II Class (15,235) (13,702)
Increase (decrease) in net assets from capital share transactions (14,611) 28,715
Net Assets
Increase (decrease) during period (174,702) 49,986
Beginning of period 648,512 598,526
End of period $ 473,810 $ 648,512
*Share information (000s)
Shares sold
Mid-Cap Growth Portfolio Class 687 617
Mid-Cap Growth Portfolio - II Class 392 428
Distributions reinvested
Mid-Cap Growth Portfolio Class 513 1,734
Mid-Cap Growth Portfolio - II Class 71 242
Shares redeemed
Mid-Cap Growth Portfolio Class (1,577) (1,653)
Mid-Cap Growth Portfolio - II Class (571) (406)
Increase (decrease) in shares outstanding (485) 962

T. ROWE PRICE Mid-Cap Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-
Cap Growth Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Mid-Cap Growth Portfolio (Mid-Cap Growth
Portfolio Class) and the Mid-Cap Growth Portfolio–II (Mid-Cap Growth Portfolio–II Class). Mid-Cap Growth Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis.
Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Mid-Cap Growth Portfolio–II Class pays Rule
12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Mid-Cap Growth Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Mid-Cap Growth Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $110,168,000 and $140,045,000, respectively, for the year ended December 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss.
The tax character of distributions paid for the periods presented was as follows:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 449,629 $ — $ 2,353 $ 451,982
Convertible Preferred Stocks — — 2,207 2,207
Short-Term Investments 19,972 — — 19,972
Total $ 469,601 $ — $ 4,560 $ 474,161
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains, if any) $ 106 $ 4,502
Long-term capital gain 14,805 60,845
Total distributions $ 14,911 $ 65,347

T. ROWE PRICE Mid-Cap Growth Portfolio

At December 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-
inclusive annual fee equal to 0.85% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Effective July 1, 2018, Price Associates has contractually agreed, at least through April 30, 2023 to waive a portion of its management fee in order to limit the fund’s management fee to 0.84% of the fund’s average daily net assets. Thereafter, this agreement automatically renews for one-year terms unless terminated or modified by the fund’s Board. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price
Associates by the fund. The total management fees waived were $51,000 and allocated ratably in the amounts of $45,000 and $6,000 for the Mid-Cap Growth Portfolio Class and Mid-Cap Growth Portfolio-II Class, respectively, for the year ended December 31, 2022.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the funds.
T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-
disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
($000s)
Cost of investments $ 332,492
Unrealized appreciation $ 164,465
Unrealized depreciation (22,796)
Net unrealized appreciation (depreciation) $ 141,669
($000s)
Undistributed long-term capital gain $ 3,034
Net unrealized appreciation (depreciation) 141,669
Total distributable earnings (loss) $ 144,703

T. ROWE PRICE Mid-Cap Growth Portfolio

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended December 31, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time. For the year ended December 31, 2022, these reimbursements amounted to $31,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Mid-Cap Growth Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Mid-Cap Growth Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Mid-Cap
Growth Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the "Fund") as of
December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 10, 2023
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Mid-Cap Growth Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$106,000 from short-term capital gains
$14,805,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $2,888,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $2,737,000 of the fund's income qualifies for the dividends-received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Mid-Cap Growth Portfolio

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the
LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Mid-Cap Growth Portfolio

ABOUT THE PORTFOLIO'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
INTERESTED  DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [205]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); President,
Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director,
Chimera Investment Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to present); Director,
Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018 [0]
President, The Johns Hopkins University and Professor, Political Science Department, The Johns Hopkins
University (2009 to present); Director, Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc. (2020 to present)
Bruce W. Duncan (1951)
2013 [205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chief Executive Officer and Director
(2009 to 2016), Chair of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chair of the Board (2005 to 2016) and Director (1999 to 2016), Starwood
Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to
present); Director, Boston Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021 [205]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Robert W. Sharps, CFA, CPA
(b)
(1971)
2017 [0]
Director and Vice President, T. Rowe Price; Director, Price Investment Management; Chief Executive Officer and
President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company
Eric L. Veiel, CFA (1972)
2022 [205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price Funds.

T. ROWE PRICE Mid-Cap Growth Portfolio

OFFICERS
Name (Year of Birth)
Position Held With Equity Series  Principal Occupation(s)
Ziad Bakri, M.D., CFA (1980)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Brian W.H. Berghuis, CFA (1958)
Executive Vice President
Vice President, Price Investment Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President
and Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS
(to 2019); Senior Vice President and Senior Counsel, Pacific Investment
Management Company LLC (to 2017)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management, T. Rowe Price, Price
International, and T. Rowe Price Trust Company
Paul D. Greene II (1978)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director, Invesco Ltd. (to 2021);
Vice President, Oppenheimer Funds, Inc. (to 2019)
Stephon Jackson, CFA (1962)
Co-president
Vice President, T. Rowe Price
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
John D. Linehan, CFA (1965)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Joshua Nelson (1977)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., and T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Charles M. Shriver, CFA (1967)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Neil Smith (1972)
Executive Vice President
Vice President, Price Hong Kong, Price Japan, Price Singapore, T. Rowe
Price Group, Inc., and Price International
Toby M. Thompson, CAIA, CFA (1971)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
John F. Wakeman (1962)
Vice President
Vice President, Price Investment Management and T. Rowe Price Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice President, Price Investment
Management; Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc.,
and T. Rowe Price Trust Company
Justin P. White  (1981)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202302-2582715 E305-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$21,734	$21,172
Audit-Related Fees	-	-
Tax Fees	-	1,540
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 10, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 10, 2023